Summary of Significant Accounting Policies (Schedule of Customers Representing Greater than Ten Percent of Revenues) (Details) - Revenues [Member]	12 Months Ended
	Aug. 31, 2014		Aug. 31, 2013		Aug. 31, 2012
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	17.50%		21.20%		24.70%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	41.90%		20.20%		16.80%
Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]	14.50%		17.40%
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	16.50%			[2]		[2]
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	11.60%		22.50%		14.00%

[1]	No revenue
[2]	Less than 10%